Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				4 Months Ended		6 Months Ended			10 Months Ended	12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue
General and administrative expenses	1,462,000		313,000				3,553,000		1,391,000		5,230,000	1,984,000
Gain from settlement and release of liabilities									2,961,000		(2,961,000)
Operating Loss	(1,462,000)		(313,000)				(3,553,000)		1,570,000		(2,269,000)	(1,984,000)
Other incomes (expenses)
Income from cash and investments held in the Trust Account	215,000		471,000				488,000		1,392,000		2,278,000	4,600,000
Write-off contingent warrants associated with shares redeemed									130,000		130,000
Change in fair value of warrant liability	(928,000)		1,964,000				(1,569,000)		(56,000)			12,453,000
Total other expenses	(713,000)		2,435,000				(1,081,000)		1,466,000
Net Loss	(2,175,000)		2,122,000				(4,634,000)		3,036,000		139,000	15,069,000
General and administrative expenses	(1,462,000)		(313,000)				(3,553,000)		$ (1,391,000)		$ (5,230,000)	$ (1,984,000)
Stardust Power Inc And Subsidiary [Member]
Revenue
General and administrative expenses	1,267,059	[1]	878,796	[1]	1,124,198	[1]	2,502,425	[1]		2,675,698
Operating Loss	(1,267,059)		(878,796)		(1,124,198)		(2,502,425)			(2,675,698)
Other incomes (expenses)
SAFE note issuance costs			(436,647)	[2]	(436,647)	[2]				(466,302)
Other transaction costs			(416,829)	[3]	(416,829)	[3]				(450,113)
Interest expense	(789)	[4]	(7,008)	[4]	(7,111)	[4]	(2,078)	[4]		(7,828)
Change in fair value of investment in equity securities	(108,014)						(162,672)			18,556
Change in fair value of convertible notes	(471,400)						(471,400)
Change in fair value of SAFE notes	(847,100)						(955,000)			(212,200)
Total other expenses	(1,427,303)		(860,484)		(860,587)		(1,591,150)			(1,117,887)
Net Loss	$ (2,694,362)		$ (1,739,280)		$ (1,984,785)		$ (4,093,575)			$ (3,793,585)
Weighted average ordinary shares outstanding - basic	8,686,350		8,757,603		8,755,120		8,677,870			8,777,571
Weighted average ordinary shares outstanding - diluted	8,686,350		8,757,603		8,755,120		8,677,870			8,777,571
Net (loss)/ income per ordinary share – basic	$ (0.31)		$ (0.20)		$ (0.23)		$ (0.47)			$ (0.43)
Net (loss)/ income per ordinary share – diluted	$ (0.31)		$ (0.20)		$ (0.23)		$ (0.47)			$ (0.43)
General and administrative expenses	$ (1,267,059)	[1]	$ (878,796)	[1]	$ (1,124,198)	[1]	$ (2,502,425)	[1]		$ (2,675,698)
Common Class A [Member]
Other incomes (expenses)
Weighted average ordinary shares outstanding - basic	8,796,000		3,932,000				5,472,000		5,372,000		4,718,000	30,000,000
Weighted average ordinary shares outstanding - diluted	8,796,000		3,932,000				5,472,000		5,372,000		4,718,000	30,000,000
Net (loss)/ income per ordinary share – basic	$ (0.24)		$ 0.19				$ (0.49)		$ 0.24		$ 0.01	$ 0.40
Net (loss)/ income per ordinary share – diluted	$ (0.24)		$ 0.19				$ (0.49)		$ 0.24		$ 0.01	$ 0.40
Common Class B [Member]
Other incomes (expenses)
Weighted average ordinary shares outstanding - basic	425,000		7,500,000				3,963,000		7,500,000		7,500,000	7,500,000
Weighted average ordinary shares outstanding - diluted	425,000		7,500,000				3,963,000		7,500,000		7,500,000	7,500,000
Net (loss)/ income per ordinary share – basic	$ (0.24)		$ 0.19				$ (0.49)		$ 0.24		$ 0.01	$ 0.40
Net (loss)/ income per ordinary share – diluted	$ (0.24)		$ 0.19				$ (0.49)		$ 0.24		$ 0.01	$ 0.40

[1]	Includes related party amounts of $Nil and $517,281 for the three months ended June 30, 2024 and 2023, respectively and $Nil and $624,438 for the six months ended June 30, 2024 and from March 16, 2023 to June 30, 2023, respectively.
[2]	Includes related party amounts of $Nil and $435,000 for the three months ended June 30, 2024 and 2023, respectively and $Nil and $435,000 for the six months ended June 30, 2024 and from March 16, 2023 to June 30, 2023, respectively.
[3]	Includes related party amounts of $Nil and $100,000 for the three months ended June 30, 2024 and 2023, respectively and $Nil and $100,000 for the six months ended June 30, 2024 and from March 16, 2023 to June 30, 2023, respectively.
[4]	Includes related party amounts of $Nil and $7,008 for the three months ended June 30, 2024 and 2023, respectively and $Nil and $7,111 for the six months ended June 30, 2024 and from March 16, 2023 to June 30, 2023, respectively.